Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Cash and Cash Equivalents and Investments

The following table presents fair value measurements of cash and cash equivalents, investments, derivatives and unfunded revolving and delayed draw loan commitments as of December 31, 2023:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$57,972	$—	$—	$57,972

First lien senior secured loans	$—	$1,533,600	$858,150	$2,391,750
Second lien senior secured loans	—	33,236	10,535	43,771
Senior subordinated loans	—	8,379	54,104	62,483
Collateralized loan obligations	—	—	28,781	28,781
Preferred equity	—	—	41,033	41,033
Other equity	—	—	9,740	9,740
Total investments	$—	$1,575,215	$1,002,343	$2,577,558

Derivatives - Foreign currency forward contracts	$—	$—	$—	$—
Unfunded revolving and delayed draw loan commitments(1)	$—	$—	$(4,008)	$(4,008)
(1)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statement of assets and liabilities.

The following table presents fair value measurements of cash and cash equivalents and investments as of December 31, 2022:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$113,417	$—	$—	$113,417

First lien senior secured loans	$—	$89,785	$18,644	$108,429
Other equity	—	—	100	100
Total investments	$—	$89,785	$18,744	$108,529

Schedule of Significant Unobservable Inputs used to Value Investments

The following tables summarize the significant unobservable inputs the Fund’s investment adviser used to value the majority of the Fund’s investments categorized within Level 3 as of December 31, 2023 and 2022. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

	As of December 31, 2023
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$807,310	Yield analysis	Market yield	9.6% - 21.4%	12.3%
	50,840	Broker quotes	N/A	N/A	N/A
Second lien senior secured loans	10,535	Yield analysis	Market yield	11.8%	11.8%
Senior subordinated loans	38,587	Yield analysis	Market yield	13.9% - 19.2%	17.3%
	15,517	Broker quotes	N/A	N/A	N/A
Collateralized loan obligations	28,781	Broker quotes	N/A	N/A	N/A
Preferred equity	41,033	EV market multiple analysis	EBITDA multiple	9.5x - 32.5x	21.7x
Other equity	9,740	EV market multiple analysis	EBITDA multiple	7.0x - 23.4x	15.5x
Total investments	$1,002,343
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

	As of December 31, 2022
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$18,644	Yield analysis	Market yield	12.3% - 13.9%	13.2%
Other equity	100	EV market multiple analysis	EBITDA multiple	13.2x - 15.0x	14.1x
Total investments	$18,744
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

Schedule of Changes in Investments using Level 3 Inputs

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2023:

As of and For the Year Ended
December 31, 2023
Balance as of December 31, 2022	$18,744
Net realized gains	1,530
Net unrealized gains	12,321
Purchases	1,120,818
Sales	(49,553)
Repayments	(53,267)
PIK interest and dividends	1,551
Net accretion of discount on securities	2,072
Net transfers in and/or out of Level 3	(51,873)
Balance as of December 31, 2023	$1,002,343

The following table presents changes in investments that use Level 3 inputs as of and for the period from December 5, 2022 (commencement of operations) to December 31, 2022:

For the period from
December 5, 2022
(commencement of
operations) to
December 31, 2022
Balance as of December 5, 2022 (commencement of operations)	$—
Net unrealized losses	(7)
Purchases	18,749
Repayments	(1)
Net accretion of discount on securities	3
Balance as of December 31, 2022	$18,744

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

The following are the carrying and fair values of the Fund’s debt obligations as of December 31, 2023 and 2022.

	As of December 31,
	2023			2022
	Carrying Value(1)		Fair Value(3)	Carrying Value(1)		Fair Value(3)
Revolving Credit Facility	$460,325		$460,325	$—		$—
SG Funding Facility	250,000		250,000	—		—
Total	$710,325	(2)	$710,325	$—	(2)	$—
(1)	The Revolving Credit Facility and SG Funding Facility carrying values are the same as the principal amounts outstanding.
(2)	Total principal amount of debt outstanding totaled $710,349 as of December 31, 2023. There was no principal amount of debt outstanding as of December 31, 2022.
(3)	The fair value of the debt obligations would be categorized as Level 2 under ASC 820-10.